FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, California 94404-1906

February 13, 2013

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE:   Franklin Templeton Fund Allocator Series (Registrant)

(on behalf of series Franklin Templeton Conservative Allocation Fund, Franklin Templeton Growth Allocation Fund, Franklin Templeton Moderate Allocation Fund, Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund, and Franklin Templeton 2045 Retirement Target Fund (together, the Funds))

File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (1933 Act), and under the Investment Company Act of 1940, as amended.

The Amendment is being submitted to reflect the following changes to the Funds: (1) the addition of a new class of shares of each Fund, designated Class R6 shares; and (2) changes to certain investment policies and risks concerning the Funds.

The addition of Class R6 shares to the Funds, as reflected in the Amendment, is part of Franklin Templeton Investments' proposed new distribution program involving the issuance of an additional class of shares, designated Class R6 shares, to several funds (as listed in the attachment) in Franklin Templeton Investments. Class R6 shares for the Funds will be offered by way of the prospectuses and statements of additional information contained in the Amendment included herewith.

In Investment Company Act Release No. 20487 (August 17, 1994) (Release), regarding amendments to the Commission's procedures for filing post-effective amendments, the Commission adopted paragraph (b)(1)(vii), formerly (b)(1)(ix), under Rule 485. The provision allows the Commission, on a discretionary basis, to permit certain types of post-effective amendments not otherwise eligible to be filed under Rule 485(b). Footnote 9 to the textual discussion regarding this provision indicates that amendments containing substantially identical revisions filed by a number of funds may be filed under Rule 485(b) if the staff has previously had an opportunity to review the new disclosure in an amendment filed under Rule 485(a) (Rule 485(b)(1)(vii) Procedure). Requests to rely upon the Rule 485(b)(1)(vii) Procedure are to be in writing to the Division of Investment Management.

We would like to use the Rule 485(b)(1)(vii) Procedure described above to simplify and expedite the filing and processing of post-effective amendments for fifty-one (51) other Franklin Templeton funds listed in the attachment. These funds are expected to introduce Class R6 shares on or about May 1, 2013. To the extent that our planned Rule 485(b) filings satisfy the "substantially identical revisions" requirement of footnote 9 to the Release, we expect to request permission to rely upon the Rule 485(b)(1)(vii) Procedure to file post-effective amendments to become effective under Rule 485(b), as discussed herein.

We believe that the prospectuses and statements of additional information included in this Amendment contain disclosures for Class R6 shares that are substantially similar to disclosures regarding the Class R6 shares to be contained in the prospectuses and statements of additional information of other Franklin Templeton Investments to be filed under Rule 485(b) pursuant to the Rule 485(b)(1)(vii) Procedure.  Please consider this Amendment as the disclosure that “the staff has previously had an opportunity to review in an amendment filed under Rule 485(a)” under the Rule 485(b)(1)(vii) Procedure.

Pursuant to Rule 485(a)(1), the Amendment will become effective on May 1, 2013.  The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectuses and the statements of additional information relating to the Funds.

As noted on the facing sheet, the Amendment relates only to the Funds listed above, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-5651 or the address shown above.

Sincerely yours,

Franklin Templeton Fund Allocator Series

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS:dac

ATTACHMENT

Attachment

Registrant	Series
Franklin Custodian Funds CIK #: 0000038721	Franklin Dynatech Fund Franklin Growth Fund Franklin Income Fund Franklin U.S. Government Securities Fund Franklin Utilities Fund
Franklin Global Trust CIK #: 0001124459	Franklin Global Real Estate Fund Franklin International Growth Fund Franklin International Small Cap Growth Fund
Franklin High Income Trust CIK #: 0000002768	Franklin High Income Fund
Franklin Investors Securities Trust CIK #: 0000809707

Franklin Balanced Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Limited Maturity U.S. Government Securities Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Mutual Series Funds CIK #: 0000825063	Mutual Beacon Fund Mutual European Fund Mutual Financial Services Fund Mutual Global Discovery Fund Mutual International Fund Mutual Quest Fund Mutual Shares Fund
Franklin Managed Trust CIK #: 0000805650	Franklin Rising Dividends Fund
Franklin Gold and Precious Metals Fund CIK #: 0000083293	Franklin Gold and Precious Metals Fund
Franklin Money Fund CIK #: 0000038778	Franklin Money Fund
Franklin Real Estate Securities Trust CIK #: 0000912291	Franklin Real Estate Securities Fund
Franklin Strategic Series CIK #: 0000872625

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Focused Core Equity Fund

Franklin Growth Opportunities Fund

Franklin Small Cap Growth Fund

Franklin Small Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Templeton International Trust CIK #: 0000876441	Franklin India Growth Fund Templeton Foreign Smaller Companies Fund
Franklin Value Investors Trust CIK #: 0000856119	Franklin Balance Sheet Investment Fund Franklin Large Cap Value Fund Franklin Micro Cap Value Fund Franklin Small Cap Value Fund
Templeton China World Fund CIK #: 0000909226	Templeton China World Fund
Templeton Developing Markets Trust CIK #: 0000878087	Templeton Developing Markets Trust
Templeton Global Smaller Companies Fund CIK #: 0000350900	Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc. CIK #: 0000805664	Templeton Growth Fund
Templeton Funds CIK #: 0000225930	Templeton Foreign Fund Templeton World Fund
Templeton Global Investment Trust CIK #: 0000916488	Templeton Asian Growth Fund Templeton Frontier Markets Fund Templeton Global Balanced Fund
Templeton Income Trust CIK #: 0000795402	Templeton Global Bond Fund Templeton Global Total Return Fund